Inventory (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Current assets:
Raw materials and supplies	$ 69	$ 67
Work in progress	34	79
Finished goods	29	34
Inventory current	132	180
Non-current assets:
Raw materials and supplies	561	557
Provision for impairment of raw materials and supplies	(441)	(297)
Inventory non current	$ 120	$ 260